As filed with the Securities and Exchange Commission on May 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

COMMON STOCK - 98.2%

Aerospace & Defense - 3.7%
Boeing Company	500,000	$37,185,000
Innovative Solutions and Support, Inc. (a)	650,000	6,870,500
		44,055,500

Automobiles & Components - 6.0%
Goodyear Tire & Rubber Co. (a)	700,000	18,060,000
Harley-Davidson, Inc.	400,000	15,000,000
Thor Industries, Inc.	1,087,100	32,362,967
Winnebago Industries, Inc.	418,200	7,067,580
		72,490,547

Communications Equipment - 9.8%
Cisco Systems, Inc. (a)	2,500,000	60,225,000
Corning Inc.	1,600,000	38,464,000
Harris Corp.	400,000	19,412,000
		118,101,000
Computers & Equipment - 4.6%
Intel Corp.	16,000	338,880
International Business Machines Corp.	480,000	55,267,200
		55,606,080

Construction Materials - 3.9%
Cemex S.A. de C.V. - ADR (a)(b)	1,804,913	47,144,328

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Energy Equipment & Services - 3.0%
Transocean Inc. (a)(b)	269,880	$36,487,776

Financial Services - 1.0%
Washington Mutual, Inc.	1,211,687	12,480,376

Health Care Providers & Services - 7.7%
Amedisys Inc. (a)	350,000	13,769,000
Kinetic Concepts Inc. (a)	500,000	23,115,000
UnitedHealth Group, Inc.	1,631,200	56,048,032
		92,932,032
Household Durables - 7.7%
NVR, Inc. (a)	40,000	23,900,000
Stanley Furniture Co., Inc. (c)	621,800	7,716,538
Whirlpool Corp.	701,400	60,867,492
		92,484,030
Information Software & Services - 4.8%
Fidelity National Information Services, Inc.	736,797	28,101,438
Oracle Corp. (a)	1,500,000	29,340,000
		57,441,438

Insurance - 8.2%
American International Group, Inc.	1,146,100	49,568,825
Berkshire Hathaway Inc. (a)	10,936	48,915,634
		98,484,459

Machinery - 11.4%
Caterpillar, Inc. (d)	920,000	72,026,800
Graco, Inc.	206,707	7,495,196
Terex Corp. (a)	928,200	58,012,500
		137,534,496

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Metals & Mining - 4.0%
BHP Billiton, Ltd. - ADR (b)(d)	651,100	$42,874,935
NovaGold Resources, Inc. (a)(b)	634,700	4,893,537
		47,768,472
Oil, Gas & Consumable Fuels - 10.5%
Anadarko Petroleum Corp.	510,600	32,183,118
ConocoPhillips	347,700	26,498,217
Devon Energy Corp. (d)	637,700	66,531,241
Gulfport Energy Corp. (a)	200,000	2,120,000
		127,332,576
Pharmaceuticals & Biotechnology - 1.2%
Amgen Inc. (a)	300,000	12,534,000
Marshall Edwards, Inc. (a)	75,607	181,457
Novogen, Ltd. - ADR (a)(b)	250,360	1,326,908
		14,042,365

Tobacco - 7.6%
Altria Group, Inc.	1,265,580	28,095,876
Philip Morris International, Inc. (a)	1,265,580	64,013,035
		92,108,911
Trading Companies & Distributors - 3.1%
Rush Enterprises, Inc. - Class A (a)	279,907	4,433,727
Rush Enterprises, Inc. - Class B (a)	223,007	3,273,743
Wesco International, Inc. (a)	800,000	29,192,000
		36,899,470
	Total Common Stocks (Cost $1,022,319,739)	1,183,393,856

	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value

PURCHASED CALL OPTIONS - 0.0%
UnitedHealth Group, Inc.
Expiration September 2008
Exercise Price $40.00	500	$80,000
Total Purchased Call Options (Cost $196,000)		80,000

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

		Principal
Name of Issuer or Title of Issue		Amount	Value

SHORT-TERM INVESTMENTS - 2.2%
	General Electric Commercial Paper	26,524,000	$26,524,000

		Total Short-Term Investments (Cost $26,524,000)	26,524,000

TOTAL INVESTMENTS (Cost $1,049,039,739) - 100.4%			1,209,997,856

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)			(4,572,246)

TOTAL NET ASSETS - 100.0%			$1,205,425,610

ADR	American Depository Receipt
	(a) Non income producing.
	(b) Foreign company.
	(c) Affiliate company.
	(d)	Shares are held to cover all or a portion of a corresponding written option contract.

SCHEDULE OF OPTIONS WRITTEN
March 31, 2008 (Unaudited)

		Contracts
Name of Issuer or Title of Issue		(100 Shares Per Contract)	Value

WRITTEN CALL OPTIONS
	BHP Billiton, Ltd. - ADR
	Expiration May 2008
	Exercise Price $70.00	1,000	225,000
	Caterpillar, Inc.
	Expiration April 2008
	Exercise Price $75.00	500	225,000
	Devon Energy Corp.
	Expiration April 2008
	Exercise Price $100.00	500	290,000
	Devon Energy Corp.
	Expiration July 2008
	Exercise Price $90.00	1,000	1,810,000
	Devon Energy Corp.
	Expiration July 2008
	Exercise Price $105.00	500	430,000

	Total Written Call Options (Premiums received $2,511,026)		$ 2,980,000

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2008 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

	Investments in Securities	Other Financial Instruments *
Description
Level 1 - Quoted prices	$ 1,092,127,686	$ (468,974)
Level 2 - Other significant observable inputs	117,870,170	–
Level 3 - Significant unobservable inputs	–	–
Total	$ 1,209,997,856	$ (468,974)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, which are valued at the unrealized appreciation (depreciation) on the instrument.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$1,051,079,240
Gross unrealized appreciation	$ 304,586,792
Gross unrealized depreciation	(145,668,176)
Net unrealized appreciation	$ 158,918,616

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wexford Trust

By (Signature and Title)                      /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date         5/29/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date         5/29/2008

By (Signature and Title)                      /s/ James S. Head
James S. Head, Treasurer

Date         5/29/2008

* Print the name and title of each signing officer under his or her signature.